Events After the Reporting Date	6 Months Ended
Jun. 30, 2023
Events after the Reporting Date [Abstract]
Events after the reporting date

16. Events after the reporting date

In July 2023, the Group completed the sale of two of its vacated, freehold properties for proceeds of £7.8 million excluding VAT.

With effect from August 10, 2023 the Group reduced its stocking facilities from £180 million to £130 million.